    As filed with the Securities and Exchange Commission on April ____, 1999.
                               File No. 333-13735

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 1 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.    Exact name of trust:  ICMG Registered Variable Life Separate Account One

B.    Name of depositor: Hartford Life and Annuity Insurance Company

C.    Complete address of depositor's principal executive offices:

      P.O. Box 2999
      Hartford, CT  06104-2999

D.    Name and complete address of agent for service:

      Brian Lord, Esq.
      Hartford Life and Annuity Insurance Company
      P.O. Box 2999
      Hartford, CT  06104-2999

      It is proposed that this filing will become effective:

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on May 3, 1999 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on ________________  pursuant to paragraph (a)(1) of Rule 485
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.    Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     Item No. of Form N-8B-2                 Caption In Prospectus
     -----------------------                 ---------------------
               1.                       Cover Page
               2.                       Cover Page
               3.                       Not Applicable
               4.                       Statement of Additional Information - Distribution of
                                        the Policies
               5.                       About Us - Separate Account VL II
               6.                       About Us - Separate Account VL II
               7.                       Not required by Form S-6
               8.                       Not required by Form S-6
               9.                       Legal Proceedings
               10.                      About Us - Separate Account VL II; The Funds
               11.                      About Us - Separate Account VL II; The Funds
               12.                      About Us - The Funds
               13.                      Fee Table;  Charges and Deductions
               14.                      Premiums
               15.                      Premiums
               16.                      Premiums
               17.                      Making Withdrawals From Your Policy
               18.                      About Us - The Funds; Charges and Deductions
               19.                      Your Policy - Contract Rights
               20.                      Not Applicable
               21.                      Loans
               22.                      Not Applicable
               23.                      Not Applicable
               24.                      Not Applicable
               25.                      About Us - Hartford Life and Annuity Insurance Company
               26.                      Not Applicable
               27.                      About Us - Hartford Life and Annuity Insurance Company
               28.                      Statement of Additional Information - General
                                        Information and History
               29.                      About Us - Hartford Life and Annuity Insurance Company
               30.                      Not Applicable
               31.                      Not Applicable
               32.                      Not Applicable
               33.                      Not Applicable
               34.                      Not Applicable


     Item No. of Form N-8B-2                 Caption In Prospectus
     -----------------------                 ---------------------
               35.                      Statement of Additional Information - Distribution of
                                        the Policies
               36.                      Not required by Form S-6
               37.                      Not Applicable
               38.                      Statement of Additional Information - Distribution of
                                        the Policies
               39.                      Statement of Additional Information - Distribution of
                                        the Policies
               40.                      Not Applicable
               41.                      Statement of Additional Information - Distribution of
                                        the Policies
               42.                      Not Applicable
               43.                      Not Applicable
               44.                      Premiums
               45.                      Not Applicable
               46.                      Premiums; Making Withdrawals From Your Policy
               47.                      About Us - The Funds
               48.                      Cover Page; About Us - Hartford Life and Annuity
                                        Insurance Company
               49.                      Not Applicable
               50.                      About Us - Separate Account VL II
               51.                      Not Applicable
               52.                      About Us - The Funds
               53.                      Taxes
               54.                      Not Applicable
               55.                      Not Applicable
               56.                      Not Required by Form S-6
               57.                      Not Required by Form S-6
               58.                      Not Required by Form S-6
               59.                      Not Required by Form S-6


                                    PART A

                                      FUTUREVANTAGE-SM-
                   GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                         HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                        P.O. BOX 2999
                                   HARTFORD, CT 06104-2999
[LOGO]                             TELEPHONE (800) 861-1408

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes information you should know before you enroll for coverage under the FutureVantage-SM- group flexible premium variable life insurance policy. Please read it carefully.



The FutureVantage-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer or a trust sponsored by an employer. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:



X Flexible premium, because you have options when selecting the timing and amounts of your premium payments.



X Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).



After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



            INVESTMENT DIVISION                                       PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Alger American Small Capitalization           --   Alger American Small Capitalization Portfolio of The Alger
  Investment Division                              American Fund
Alger American Growth Investment Division     --   Alger American Growth Portfolio of The Alger American Fund
Hartford Capital Appreciation Investment      --   Capital Appreciation Fund of the Hartford Capital
  Division                                         Appreciation HLS Fund, Inc.
Hartford Bond Investment Division             --   Bond Fund of the Hartford Bond HLS Fund, Inc.
Hotchkis and Wiley International VIP          --   International VIP Portfolio of the Hotchkis and Wiley
  Investment Division                              Variable Trust
Mercury U.S. Large Cap Investment Division    --   Mercury U.S. Large Cap Fund of the Mercury Asset
                                                   Management Funds, Inc.
Merrill Lynch Domestic Money Market           --   Merrill Lynch Domestic Money Market Fund of the Merrill
  Investment Division                              Lynch Variable Series Funds, Inc.
Merrill Lynch Prime Bond Investment Division  --   Merrill Lynch Prime Bond Fund of the Merrill Lynch
                                                   Variable Series Funds, Inc.
Merrill Lynch High Current Income Investment  --   Merrill Lynch High Current Income Fund of the Merrill
  Division                                         Lynch Variable Series Funds, Inc.
Merrill Lynch Quality Equity Investment       --   Merrill Lynch Quality Equity Fund of the Merrill Lynch
  Division                                         Variable Series Funds, Inc.
Merrill Lynch Special Value Focus Investment  --   Merrill Lynch Special Value Focus Fund of the Merrill
  Division                                         Lynch Variable Series Funds, Inc.
Merrill Lynch Global Strategy Focus           --   Merrill Lynch Global Strategy Focus Fund of the Merrill
  Investment Division                              Lynch Variable Series Funds, Inc.
Merrill Lynch Basic Value Focus Investment    --   Merrill Lynch Basic Value Focus Fund of the Merrill Lynch
  Division                                         Variable Series Funds, Inc.
Merrill Lynch Global Bond Focus Investment    --   Merrill Lynch Global Bond Focus Fund of the Merrill Lynch
  Division                                         Variable Series Funds, Inc.
Merrill Lynch Global Utility Focus            --   Merrill Lynch Global Utility Focus Fund of the Merrill
  Investment Division                              Lynch Variable Series Funds, Inc.
Merrill Lynch Government Bond Investment      --   Merrill Lynch Government Bond Fund of the Merrill Lynch
  Division                                         Variable Series Funds, Inc.
Merrill Lynch Global Growth Focus Investment  --   Merrill Lynch Global Growth Focus Fund of the Merrill
  Division                                         Lynch Variable Series Funds, Inc.
Merrill Lynch Capital Focus Investment        --   Merrill Lynch Capital Focus Fund of the Merrill Lynch
  Division                                         Variable Series Funds, Inc.

            INVESTMENT DIVISION                                       PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Merrill Lynch Index 500 Investment Division   --   Merrill Lynch Index 500 Fund of the Merrill Lynch Variable
                                                   Series Funds, Inc.
Neuberger Berman Advisers Management Trust    --   Balanced Portfolio of the Neuberger Berman Advisers
  Balanced Investment Division                     Management Trust
Neuberger Berman Advisers Management Trust    --   Partners Portfolio of Neuberger Berman Advisers Management
  Partners Investment Division                     Trust



If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.



The Hartford, Hotchkis and Wiley, and Merrill Lynch prospectuses included in this FutureVantage-SM- Prospectus contain information relating to all of the funds they offer. Not all the funds in the Hartford, Hotchkis and Wiley, and Merrill Lynch prospectuses are available to you. Please review this FutureVantage-SM- product prospectus for details regarding available funds (see "The Funds").



Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.



This Prospectus can also be obtained from the Securities and Exchange Commission's Website (HTTP://WWW.SEC.GOV).

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



 SUMMARY OF BENEFITS AND RISKS.........................................
   Benefits of Your Policy.............................................
   Risks of Your Policy................................................
 FEE TABLES............................................................
 ABOUT US..............................................................
   Hartford Life and Annuity Insurance Company.........................
   ICMG Registered Variable Life Separate Account One..................
   The Funds...........................................................
 CHARGES AND DEDUCTIONS................................................
   Deductions From Premium.............................................
     Front-End Sales Load..............................................
     Premium Tax Charge................................................
     DAC Tax Charge....................................................
   Deductions From Investment Value....................................
     Monthly Deduction Amount..........................................
     Mortality and Expense Risk Charge.................................
 YOUR CERTIFICATE......................................................
   Ownership Rights....................................................
   Beneficiary.........................................................
   Assignment..........................................................
   Statements..........................................................
   Issuance of Your Certificate........................................
   Right to Examine the Certificate....................................
 PREMIUMS..............................................................
   Premium Payment Flexibility.........................................
   Allocation of Premium Payments......................................
   Accumulation Units..................................................
   Accumulation Unit Values............................................
   Premium Limitation..................................................
 DEATH BENEFITS AND POLICY VALUES......................................
   Values Under the Certificate........................................
     Cash Surrender Value..............................................
     Investment Value..................................................
   Death Benefits......................................................
     Minimum Death Benefit Testing Procedures..........................
     Death Benefits Options............................................
     Payment Options...................................................
     Increases and Decreases in Face Amount............................
     Benefits at Maturity..............................................
 MAKING WITHDRAWALS FROM THE CERTIFICATE...............................
   Surrender...........................................................
   Partial Withdrawals.................................................
 TRANSFERS AMONG INVESTMENT DIVISIONS..................................
   Amount and Frequency of Transfers...................................
   Transfers to or from Investment Divisions...........................
   Asset Rebalancing...................................................
   Dollar Cost Averaging...............................................
   Procedures for Telephone Transfers..................................
   Processing of Transactions..........................................
 LOANS.................................................................
   Loan Interest.......................................................
   Credited Interest...................................................
   Loan Repayments.....................................................
   Termination Due to Excessive Debt...................................
   Effect of Loans on Investment Value.................................

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


 LAPSE AND REINSTATEMENT...............................................
   Lapse and Grace Period..............................................
   Reinstatement.......................................................
 TERMINATION OF POLICY.................................................
 CONTRACT LIMITATIONS..................................................
   Partial Withdrawals.................................................
   Transfers of Account Value..........................................
   Face Amount Increases or Decreases..................................
   Valuation of Payments and Transfers.................................
   Deferral of Payments................................................
 CHANGES TO CONTRACT OR SEPARATE ACCOUNT...............................
   Modification of Policy..............................................
   Substitution of Funds...............................................
   Change in Operation of the Separate Account.........................
   Separate Account Taxes..............................................
 SUPPLEMENTAL BENEFITS.................................................
   Maturity Date Extension Rider.......................................
 OTHER MATTERS.........................................................
   Reduced Charges for Eligible Groups.................................
   Our Rights..........................................................
   Limit on Right to Contest...........................................
   Misstatement as to Age or Sex.......................................
   Assignment..........................................................
   Dividends...........................................................
 YEAR 2000.............................................................
   In General..........................................................
   Internal Year 2000 Efforts and Timetable............................
   Third Party Year 2000 Efforts and Timetable.........................
   Year 2000 Costs.....................................................
   Risks and Contingency Plans.........................................
 TAXES.................................................................
   General.............................................................
   Taxation of Hartford and the Separate Account.......................
   Income Taxation of Certificate Benefits.............................
   Modified Endowment Contracts........................................
   Diversification Requirements........................................
   Ownership of the Assets in the Separate Account.....................
   Tax Deferral During Accumulation Period.............................
   Federal Income Tax Withholding......................................
   Other Tax Considerations............................................
 PERFORMANCE RELATED INFORMATION.......................................
 LEGAL PROCEEDINGS.....................................................
 GLOSSARY OF SPECIAL TERMS.............................................
 WHERE YOU CAN FIND MORE INFORMATION...................................

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                              SUMMARY OF BENEFITS
                                   AND RISKS



                            BENEFITS OF YOUR POLICY



    FLEXIBILITY -- We designed the Policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.



    DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:



1.  OPTION A -- Under Option A the death benefit is equal to the larger of:



- The Face Amount; and



- The Variable Insurance Amount.


2.  OPTION B -- Under Option B the death benefit is equal to the larger of:



- The Face Amount plus the Cash Value; and



- The Variable Insurance Amount.



    We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.



    INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 21 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.



    PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.



    RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. Some states provide a longer examination period.



    WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.



    LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.



    PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,



- in a lump sum; or



- over a period of time by using one of several payment options.



    DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.



    ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.



                              RISKS OF YOUR POLICY



    INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.



    TERMINATION --



- Certificate: Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.



- Policy: Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.



    PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.



    TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.



    LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.



                                   FEE TABLES



    The following tables describes the MAXIMUM fees and expenses that you will pay under the Certificate.



                            MAXIMUM TRANSACTION FEES



                                                                                                      CERTIFICATES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Sales Charge (1)        When you pay premium.               9% of any premium paid for                         All
                                                             Coverage Years 1 through 7, and
                                                             7% of any premium paid in Coverage
                                                             Years 8 and later
 Premium Tax Charge      When you pay premium.               Generally, between 0% and 4% of                    All
                                                             any premium you pay. The
                                                             percentage we deduct will vary by
                                                             locale depending on the tax rates
                                                             in effect there.
 Deferred Acquisition    When you pay premium.               1.25% of each premium you pay. We                  All
 Cost Tax Charge                                             will adjust the charge based on
                                                             changes in the applicable tax law.
 Transfer Fees           When you make a transfer after the  $50 per transfer.                   Those Certificates with more than
                         12th transfer in any Coverage                                           12 transfers per Contract Year.
                         Year.
 Partial Withdrawal Fee  When you take a withdrawal after    $25 per partial withdrawal.         Those Certificates where more than
                         the 12th partial withdrawal in any                                      12 partial withdrawals have been
                         Coverage Year.                                                          made per Coverage Year.


---------

(1) The current front end sales load charged is:


6.75% of any premium paid for Coverage Years 1 through 7, and


4.75% of any premium paid in Coverage Years 8 and later



    The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.



           MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



                                                                                                      CERTIFICATES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Cost of Insurance                    Monthly.               The charge is the cost of                          All
 Charges                                                     insurance rate times the net
                                                             amount at risk. The cost of
                                                             insurance rates depend on issue
                                                             age, sex, insurance class and
                                                             substandard rating.

 Mortality and Expense                 Daily.                On an annual basis, .65% of the                    All
 Risk Charge                                                 value of each Investment
                                                             Division's assets.

 Administrative Charge                Monthly.               $10 per Coverage Month.                            All

 Rider Charges                        Monthly.               Individualized based on optional    Only those Certificates with
                                                             rider selected.                     benefits provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


    The next table describes the Fund fees and expenses that you will pay periodically. The table shows the minimum and maximum fees and expenses charged by any of the Funds. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.



                         ANNUAL FUND OPERATING EXPENSES



                                                                      AMOUNT DEDUCTED                   POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                   (ANNUALIZED)                     CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Management Fees         Daily net asset values of a Fund             0.000% to 0.850%           All Certificates, but deductions
                         reflect Management Fees already                                         only from Investment Divisions you
                         deducted from assets of the Fund.                                       selected.

 Other Expenses          Daily net asset values of a Fund             0.000% to 0.340%           All Certificates, but deductions
                         reflect Other Expenses already                                          only from Investment Divisions you
                         deducted from the assets of the                                         selected.
                         Fund.

 Total Fund Annual       Daily net asset values of a Fund             0.360% to 1.050%           All Certificates, but deductions
 Expenses                reflect Total Fund Annual                                               only from Investment Divisions you
                         Operating Expenses already                                              selected.
                         deducted from assets of the Fund.



                                    ABOUT US



                           HARTFORD LIFE AND ANNUITY
                               INSURANCE COMPANY



    Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                        EFFECTIVE
                          DATE
RATING AGENCY           OF RATING      RATING         BASIS OF RATING
--------------------  -------------  -----------  -----------------------
A.M. Best and
Company, Inc........       1/1/99            A+   Financial performance
                                                  Insurer financial
Standard & Poor's...       6/1/98            AA   strength
Duff & Phelps.......     12/21/98           AA+   Claims paying ability



                         ICMG REGISTERED VARIABLE LIFE
                              SEPARATE ACCOUNT ONE



    The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.



    The Separate Account has 21 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.



                                   THE FUNDS



    The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual Funds that you buy through your stockbroker or through a retail mutual Fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual Funds.



    We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


expenses. We have included the Funds' prospectuses in this Prospectus.



    The following Portfolios are available under your Certificate:



    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.



    ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.



    HARTFORD CAPITAL APPRECIATION FUND -- Seeks to achieve growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



    HARTFORD BOND FUND -- Seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of the Portfolio may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Portfolio's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "High Yield - High Risk Debt Securities."



    HOTCHKIS AND WILEY VARIABLE TRUST INTERNATIONAL VIP PORTFOLIO -- Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Portfolio invests in international equity securities.



    MERCURY U.S. LARGE CAP FUND -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in the U.S. and to a lesser extent in Canada. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to be undervalued or have good prospects for earnings growth.



    MERRILL LYNCH DOMESTIC MONEY MARKET FUND -- Seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.



    MERRILL LYNCH PRIME BOND FUND -- The primary investment objective of the Prime Bond Fund is to obtain a high level of current income. As a secondary objective, the Prime Bond Fund seeks capital appreciation when consistent with its primary objective. The Fund tries to provide current income -- it looks for securities that pay interest or dividends. The Fund also may seek growth of capital by looking for investments that will increase in value. However, the Fund's investments emphasize current income more than growth of capital. The Fund invests primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. or Standard & Poor's Ratings Group.



    MERRILL LYNCH HIGH CURRENT INCOME FUND -- The primary investment objective of the High Current Income Fund is to obtain a high level of current income. As a secondary objective, the High Current Income Fund seeks capital appreciation when consistent with its primary objective. The Fund's main goal is current income -- it looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund's investments emphasize current income more than growth of capital. The Fund invests primarily in fixed-income securities that are rated in the lower rating categories of established rating services or in unrated securities of comparable quality, including "junk bonds."



    MERRILL LYNCH QUALITY EQUITY FUND -- The investment objective of the Quality Equity Fund is to seek high total investment return. The Fund tries to choose a mix of investments including some that will increase in value, some that provide current income through interest or dividends, and some that may do both. The Fund tries to blend these investments to create a portfolio that produces a high total return while maintaining a low level of volatility during periods when equity markets are declining.



    MERRILL LYNCH SPECIAL VALUE FOCUS FUND -- The investment objective of the Special Value Focus Fund is to seek long-term growth of capital. The Fund tries to choose investments that will increase in value. The Fund invests primarily in common stock of small companies and emerging growth companies that Fund management believes have special investment value. This means Fund management will look for companies that have long-term potential to grow in size or to become more profitable, or that the stock market may value more highly in the future.



    MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND -- Seeks a high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


    MERRILL LYNCH BASIC VALUE FOCUS FUND -- Seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.



    MERRILL LYNCH GLOBAL BOND FOCUS FUND -- Seeks a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units.



    MERRILL LYNCH GLOBAL UTILITY FOCUS FUND -- Seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the investment adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



    MERRILL LYNCH GOVERNMENT BOND FUND -- Seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.



    MERRILL LYNCH CAPITAL FOCUS FUND -- The investment objective of the Capital Focus Fund is to seek high total investment return. The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. The Fund invests in equities and debt securities (including short-term securities). Fund management expects that usually a significant portion of the Fund's assets will be stocks of large companies. The Fund purchases primarily U.S. securities, but also can buy foreign securities.



    MERRILL LYNCH GLOBAL GROWTH FOCUS FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



    MERRILL LYNCH INDEX 500 FUND -- Seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.



    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The managers may allocate anywhere from 50% to 70% of assets to stock investments, with the balance allocated to bond investments (at least 25%) and operating cash. The portfolio's fixed income securities consist of primarily investment-grade bonds and other debt securities.



    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks to achieve capital growth. This Portfolio's investment approach is to invest mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.



    There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.



    INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc., Hartford Capital Appreciation Fund, and Hartford Bond Fund are collectively the "Hartford Funds" and are managed by HL Investment Advisors, Inc., Hotchkis and Wiley Variable Trust is managed by Hotchkis and Wiley, Mercury Asset Management Funds, Inc. is managed by Mercury Asset Management International Ltd., Merrill Lynch Variable Series Funds, Inc. is advised by Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., and Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Incorporated.



    It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds at the same time. Although we or the Funds currently do not foresee these disadvantages, either to variable life insurance policy owners or to variable annuity policy owners, the Board of Trustees for The Alger American Fund, the Board of Directors for the Hartford Funds, the Board of Trustees for the Hotchkis and Wiley Variable Trust, the Board of Directors for Mercury Asset Management Funds, Inc., the Board of Directors of Merrill Lynch Variable Series Funds, Inc. and the Board of Trustees for the Neuberger Berman Advisers Management Trust Funds, (collectively, the "Boards") intend to monitor events so that they may identify any material conflicts between the policy owners and determine what action, if any, they should take. If the Boards conclude that they should establish separate Funds for variable annuity and variable life insurance separate accounts, we will bear the expense.



    VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will increase.



                             CHARGES AND DEDUCTIONS



                            DEDUCTIONS FROM PREMIUM



    We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").



    FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.



    PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.



    DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.



                        DEDUCTIONS FROM INVESTMENT VALUE



    MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:



 (a) the administrative expense charge;



 (b) the charges for cost of insurance;



 (c) the charges for additional benefits provided by rider, if any.



    The Monthly Deduction Amount will vary from month to month.



    Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.



(a) Monthly Administrative Fee



    We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.



(b) Cost of Insurance Charge



    The charge for the cost of insurance is equal to:



    (i) the cost of insurance rate per $1,000; multiplied by



    (ii) the net amount at risk; divided by



   (iii) $1,000.



    The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge.



    The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.



    We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.



    The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the employer.



(c) Rider Charge



    If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


    For a description of the riders available, see "Supplemental Benefits."



    MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we deduct a daily charge of .001781% which is equal to
 .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.



    Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.



    The mortality and expense risk charge is equal to:



    (i) the mortality and expense risk rate; multiplied by



    (ii) the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.



    The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.



    If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.



                                YOUR CERTIFICATE



    OWNERSHIP RIGHTS -- As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.



    BENEFICIARY -- You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.



    ASSIGNMENT -- You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.



    STATEMENTS -- We will send you a statement at least once each year, showing:



(a) the Certificate's current Cash Value, Cash Surrender Value and Face Amount;



(b) the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;



(c) the amount of any outstanding Debt;



(d) any notifications required by the provisions of your Certificate; and



(e) any other information required by the Insurance Department of the state where we delivered your Certificate.



    ISSUANCE OF YOUR CERTIFICATE -- To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.



    In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.



    RIGHT TO EXAMINE THE CERTIFICATE -- You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.



    In the event you return your Certificate, we will return to you within seven
(7) days of our receipt of the Certificate, either:



    (i) the total amount of premiums; or

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    (i) the Cash Value plus charges deducted under the Certificate.



    The amount we return depends upon the state we issued your Certificate in.



                                    PREMIUMS



    PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.



    Your Certificate specifies the minimum initial premium amount you must pay on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.



    Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."



    ALLOCATION OF PREMIUM PAYMENTS -- During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.



- State of issue requires return of initial premium



    If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Merrill Lynch Domestic Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Merrill Lynch Domestic Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:



1.  ten (10) calendar days after we receive the Initial Premium; and



2.  the date we receive the final requirements to put the Certificate in force.



    We will allocate any additional premiums received prior to this later date to the Merrill Lynch Domestic Money Market Investment Division.



- State of issue requires return of Certificate's Cash Value



    If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.



    You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:



- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and



- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisons-- Asset Rebalancing.")



    You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.



    ACCUMULATION UNITS -- We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.



    We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Merrill Lynch Domestic Money Market Investment Division) as follows:



1. Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then



2. Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.



    Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


    ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.



    PREMIUM LIMITATION -- If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty
(60) days after the end of a Coverage Year.



    We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.



                               DEATH BENEFITS AND
                                 POLICY VALUES



                          VALUES UNDER THE CERTIFICATE



    CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.



    INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.



    The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values."



                                 DEATH BENEFITS



    As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.



    MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes - Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.



    Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.



    Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.



    Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.



    DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


1. Under Death Benefit Option A, the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.



2. Under Death Benefit Option B, the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.



    Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.



OPTION CHANGE



    While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.



    CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.



    CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.



    Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.



    PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:



FIRST OPTION -- Interest Income



    Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.



SECOND OPTION -- Income of Fixed Amount



    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.



THIRD OPTION -- Payments for a Fixed Period



    An amount payable monthly for the number of years selected which may be from 1 to 30 years.



FOURTH OPTION -- Life Income



  Life Annuity -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.



  Life Annuity with 120 Monthly Payments Certain -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.



    The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.



    We may agree to other arrangements for income payments.



    INCREASES AND DECREASES IN FACE AMOUNT -- The minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.



    You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.



    A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. We will apply decreases:



(a) to the most recent increase; then



(b) successively to each prior increase, and then



(c) to the initial Face Amount.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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    We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.



    BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.



                            MAKING WITHDRAWALS FROM
                                THE CERTIFICATE



    SURRENDER -- At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.



    The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.



    We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.



    PARTIAL WITHDRAWALS -- At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year without charge. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.



    We currently impose a charge for processing partial withdrawals in excess of twelve (12) per Coverage Year. This charge is the lesser of:



- 2% of the amount withdrawn; and



- $25.00.



    A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."



                                TRANSFERS AMONG
                              INVESTMENT DIVISIONS



    AMOUNT AND FREQUENCY OF TRANSFERS -- Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:



- $500; and



- the total value of the Accumulation Units in the Investment Division.



    The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.



    Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.



    TRANSFERS TO OR FROM INVESTMENT DIVISIONS -- In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:



1.  the amount transferred by,



2. the Accumulation Unit value for that Investment Division on the Valuation Day we receive your written request for transfer.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:



1.  the amount transferred divided by,



2. the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.



    ASSET REBALANCING -- Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.



    To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.



    DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Merrill Lynch Domestic Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.



    We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Merrill Lynch Domestic Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.



    You may also cancel your DCA election by notifying us in writing.



    The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.



    You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.



    PROCEDURES FOR TELEPHONE TRANSFERS -- You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.



    We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.



    PROCESSING OF TRANSACTIONS -- Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern
Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.



                                     LOANS



    As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.



    We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.



    LOAN INTEREST -- Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.



    The maximum adjustable loan interest rate we may charge for Loans is 5% per year.



    CREDITED INTEREST -- We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.



    LOAN REPAYMENTS -- You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.



    TERMINATION DUE TO EXCESSIVE DEBT -- If total outstanding Debt equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.



    EFFECT OF LOANS ON INVESTMENT VALUE -- A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.



                            LAPSE AND REINSTATEMENT



    LAPSE AND GRACE PERIOD -- We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.



    In the event that total outstanding Debt equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.



    REINSTATEMENT -- Prior to the death of the Insured, and unless (i) the Policy is terminated or (ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:



(a) you make your request within three (3) years of the date of lapse. Some states provide a longer period; and



(b) you submit satisfactory evidence of insurability to us.



    We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.



    To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:



(a) The Investment Value at the time of termination; plus

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(b) Net Premiums attributable to premiums paid at the time of reinstatement.



    Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.



                             TERMINATION OF POLICY



    The employer or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.



                              CONTRACT LIMITATIONS



    PARTIAL WITHDRAWALS -- We limit you to twelve (12) partial withdrawals per Coverage Year.



    TRANSFERS OF ACCOUNT VALUE -- We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.



    FACE AMOUNT INCREASES OR DECREASES -- We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.



    VALUATION OF PAYMENTS AND TRANSFERS -- We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.



    DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.



                             CHANGES TO CONTRACT OR
                                SEPARATE ACCOUNT



    MODIFICATION OF POLICY -- The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.



    SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.



    CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.



    SEPARATE ACCOUNT TAXES -- Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.



                             SUPPLEMENTAL BENEFITS



    The following supplemental benefit may in the future be included in a Certificate, subject to our current restrictions and limitations.



    MATURITY DATE EXTENSION RIDER -- We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes-- Income Taxation of Certificate Benefits."



                                 OTHER MATTERS



    REDUCED CHARGES FOR ELIGIBLE GROUPS -- We may reduce certain of the charges and deductions described above for

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.



    OUR RIGHTS -- We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.



    Specifically, we reserve the right to:



- Add or remove any Investment Division;



- Create new separate accounts;



- Combine the Separate Account with one or more other separate accounts;



- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;



- Deregister the Separate Account under the 1940 Act;



- Manage the Separate Account under the direction of a committee or discharge such committee at any time;



- Transfer the assets of the Separate Account to one or more other separate accounts; and



- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.



    We also reserve the right to change the name of the Separate Account.



    LIMIT ON RIGHT TO CONTEST -- We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two
(2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.



    MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.



    ASSIGNMENT -- The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.



    DIVIDENDS -- No dividends will be paid under the Certificates.



                                   YEAR 2000



    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


data to Hartford, and whose operations are important to Hartford's business.



    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.



                                     TAXES



                                    GENERAL



    SINCE FEDERAL TAX LAW IS COMPLEX, THE TAX CONSEQUENCES OF PURCHASING THIS POLICY WILL VARY DEPENDING ON YOUR SITUATION. YOU MAY NEED TAX OR LEGAL ADVICE TO HELP YOU DETERMINE WHETHER PURCHASING THIS POLICY IS RIGHT FOR YOU.



    Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------


                              TAXATION OF HARTFORD
                            AND THE SEPARATE ACCOUNT



    The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values - Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



    Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.



                    INCOME TAXATION OF CERTIFICATE BENEFITS



    For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.



    During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.



    Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.



    Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.



    The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



                          MODIFIED ENDOWMENT CONTRACTS



    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A, or is exchanged for a modified endowment contract. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



    A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% additional tax. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



    If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


material change, which includes an increase in the Face Amount.



    Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.



    All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.



    Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.



                          DIVERSIFICATION REQUIREMENTS



    The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



    The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT



    In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.



    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."



    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



    Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



                    TAX DEFERRAL DURING ACCUMULATION PERIOD



    Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------


amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.



                         FEDERAL INCOME TAX WITHHOLDING



    If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



                            OTHER TAX CONSIDERATIONS



    Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.



                        PERFORMANCE RELATED INFORMATION



    The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.



    Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.


    The Investment Divisions investing in the Hartford Bond Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Global Bond Focus Fund and Merrill Lynch Government Bond Fund may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.



    The Investment Division investing in the Merrill Lynch Domestic Money Market Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.



    Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.



    We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.



                               LEGAL PROCEEDINGS



    The Separate Account is not a party to any pending material legal proceedings.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           GLOSSARY OF SPECIAL TERMS



    As used in this Prospectus, the following terms have the indicated meanings:



ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.



CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.



CASH VALUE: The Investment Value plus the Loan Account Value.



CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things, (i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.



CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.



COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.



COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.



COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.



CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.



DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.



DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.



FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.



HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.



INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.



INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.



INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.



LOAN: Any amount borrowed against the Investment Value under the Certificate.



LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.



LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.



MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.



NET PREMIUM: The amount of premium credited to the Investment Divisions.



YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.



PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.



VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------


                      WHERE YOU CAN FIND MORE INFORMATION



    You can call your representative with questions or write to us at:



    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932



    The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.



    We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http:// www.sec.gov.

                                     PART B

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------


                      STATEMENT OF ADDITIONAL INFORMATION
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                                 FUTUREVANTAGE



    This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group,
Attn: Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.



DATE OF PROSPECTUS: MAY 3, 1999


DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY.......................................     3
 SERVICES..............................................................     6
 EXPERTS...............................................................     6
 DISTRIBUTION OF THE POLICIES..........................................     6
 ADDITIONAL INFORMATION ABOUT CHARGES..................................     7
 ILLUSTRATION OF BENEFITS..............................................     8
 FINANCIAL STATEMENTS..................................................

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------


                              GENERAL INFORMATION
                                  AND HISTORY



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD")



    Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.



    Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.



    The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Wendell J. Bossen            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1992-Present), Hartford
                                                                      Life Insurance Company; President (1992-Present),
                                                                      International Corporate Marketing Group, Inc.

Gregory A. Boyko             Senior Vice President,                 Vice President & Controller (1995-1997), Hartford Life Insurance
                             Director, 1997*                          Company; Director (1997-Present); Senior Vice President
                                                                      (1997-Present), Chief Financial Officer & Treasurer
                                                                      (1997-1998); Vice President & Controller (1995-1997), Hartford
                                                                      Life and Accident Insurance Company; Director (1997-Present);
                                                                      Senior Vice President, Chief Financial Officer & Treasurer
                                                                      (1997-Present); Vice President and Controller (1995-1997),
                                                                      Hartford Life Insurance Company; Senior Vice President, Chief
                                                                      Financial Officer & Treasurer (1997-Present), Hartford Life,
                                                                      Inc.; Chief Financial Officer (1994-1995), IMG American Life;
                                                                      Senior Vice President (1992-1994), Connecticut Mutual Life
                                                                      Insurance Company.

Peter W. Cummins             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice President,
                                                                      (1997-Present); Vice President (1989-1997), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Vice President (1989-1997); Senior Vice
                                                                      President (1997-Present); Vice President (1989-1997), Hartford
                                                                      Life Insurance Company.

Timothy M. Fitch             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present); Assistant
                             Actuary, 1997                            Vice President (1992-1995), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-Present); Actuary
                                                                      (1994-Present); Assistant Vice President (1992-1995), Hartford
                                                                      Life Insurance Company.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief   Accounting    Vice President & Chief Accounting Office (1998-Present),
                             Officer, 1998                            Hartford Life Insurance Company; Vice President & Chief
                                                                      Accounting Officer, (1998-Present), Royal Life Insurance
                                                                      Company of America; Vice President & Chief Accounting Officer
                                                                      (1998-Present) Alpine Life Insurance Company; Chief Accounting
                                                                      Officer (1997-Present), Hartford Life, Inc.; Director, Finance
                                                                      (1995-1997), Value Health, Inc.; Senior Manager (1993-1995),
                                                                      Coopers and Lybrand; Audit Manager (1993-1996) Arthur Andersen
                                                                      & Co.

David T. Foy                 Senior Vice President &                Senior Vice President (1998-Present), Vice President (1998),
                             Treasurer, 1998                          Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                      President (1998-Present), Hartford Life and Accident Insurance
                                                                      Company; Director, Strategic Planning Corporate Finance
                                                                      (1995-1996), IA Product Development (1994-1995), Hartford;
                                                                      Various Actuarial Roles (1989-1993) Milliman & Robertson.

Lynda Godkin                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995), Hartford;
                             General Counsel, 1996                    Director (1997-Present); Senior Vice President (1997-Present);
                             Corporate Secretary, 1996                General Counsel (1996-Present); Corporate Secretary
                             Director, 1997*                          (1995-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life and Accident Insurance Company;
                                                                      Senior Vice President (1997-Present); General Counsel
                                                                      (1996-Present); Corporate Secretary (1995-Present); Director
                                                                      (1997-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life Insurance Company; Vice President
                                                                      and General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice President
                             Vice President, 1994                     (1998-Present); Vice President (1993-1997); Assistant Vice
                                                                      President (1987-1993), Hartford Life and Accident Insurance
                                                                      Company; Senior Vice President (1998-Present); Vice President
                                                                      (1994-1997); Assistant Vice President (1987-1994), Hartford
                                                                      Life Insurance Company.

Stephen T. Joyce             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant Vice
                                                                      President (1994-1997), Hartford Life and Accident Insurance
                                                                      Company; Vice President (1997-Present); Assistant Vice
                                                                      President (1994-1997), Hartford Life Insurance Company.

Michael D. Keeler            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-1997), Providian
                                                                      Insurance; Supervisor/ Manager (1985-1995), U.S. West
                                                                      Communications.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Robert A. Kerzner            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                             Vice President, 1997                     (1994-1998), Hartford; Senior Vice President (1998-Present);
                                                                      Vice President (1994-1997); Regional Vice President
                                                                      (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                             Director, Individual Life and            Annuities (1991-1993), Hartford; Director (1994-Present);
                             Annuity Division, 1993                   Executive Vice President (1995-Present); Director, Individual
                             Director, 1994*                          Life and Annuity Division (1994-Present); Senior Vice
                                                                      President (1994-1995); Vice President (1989-1994); Actuary
                                                                      (1987-1997), Hartford Life and Accident Insurance Company;
                                                                      Director (1994-Present); Executive Vice President
                                                                      (1995-Present); Director, Individual Life and Annuity Division
                                                                      (1994-Present); Senior Vice President (1994-1995); Vice
                                                                      President (1989-1994); Actuary (1987-1995), Hartford Life
                                                                      Insurance Company; Executive Vice President, Individual Life
                                                                      and Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson         Vice President, 1984                   Director of New Business (1984-1997), Hartford.

Craig R. Raymond             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                             Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                      President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                      President (1993-1997); Actuary (1990-1995), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Chief Actuary (1994-Present); Vice President
                                                                      (1993-1997); Assistant Vice President (1992-1993); Actuary
                                                                      (1989-1994), Hartford Life Insurance Company; Vice President
                                                                      and Chief Actuary (1997-Present), Hartford Life, Inc.

Lowndes A. Smith             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                             Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                             Director, 1985*                          Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life and Accident Insurance Company; Director
                                                                      (1981-Present); President (1989-Present), Chief Executive
                                                                      Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life Insurance Company; Chief Executive Officer and
                                                                      President and Director (1997-Present), Hartford Life, Inc.

David M. Znamierowski        Senior Vice President, 1997            Vice President (1997) Senior Vice President (1997) Director,
                             Director, 1998                           Risk Management Strategy (1996) Director (1998), Hartford;
                                                                      Director (1998-Present); Senior Vice President (1997-Present);
                                                                      Hartford Life and Accident Insurance Company; Vice President,
                                                                      Investment Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                                      President, Investment Strategy & Policy (1991-1996), Aetna
                                                                      Life and Casualty.


---------


 * Denotes date of election to Board of Directors of Hartford.



** Affiliated Company of The Hartford Financial Services Group, Inc.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.



    ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



                                    SERVICES



    SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.



                                    EXPERTS



    INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.



                          DISTRIBUTION OF THE POLICIES



    Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



    The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.



    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.



    Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.



    The following table shows officers and directors of HESCO:



NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES
-----------------------  ----------------------------------------
Lowndes A. Smith         President and Chief Executive Officer,
                          Director
Thomas M. Marra          Executive Vice President, Director
Peter W. Cummins         Senior Vice President
Lynda Godkin             Senior Vice President, General Counsel
                          and Corporate Secretary, Director
Donald E. Waggaman, Jr.  Treasurer
George R. Jay            Controller



                      ADDITIONAL INFORMATION ABOUT CHARGES



    SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------


paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.



    Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.



    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from sales to qualifying plans. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.



    UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.



    The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.



    Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the participating employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.



    The rate class of an Insured affects the cost of insurance rate. Hartford and the participating employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the participating employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.



    Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.



    INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. The minimum Face Amount of the Certificate is $50,000.



    All requests to increase the Face Amount must be applied for on a new Enrollment Form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES



The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.



    The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.



    The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.71%. The 0.71% figure is based on an average of the current management fees and expenses of the available 21 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.71%, will vary from year to year, and will depend on how the Cash Value is allocated.



    As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.



    Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.



    Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             14,807         12,255     12,255         250,000        11,013     11,013         250,000
      2             30,355         24,264     24,264         250,000        21,842     21,842         250,000
      3             46,680         36,032     36,032         250,000        32,492     32,492         250,000
      4             63,821         47,595     47,595         250,000        42,967     42,967         250,000
      5             81,819         58,972     58,972         250,000        53,269     53,269         250,000

      6            100,717         70,276     70,276         250,000        63,402     63,402         250,000
      7            120,560         81,418     81,418         250,000        73,362     73,362         250,000
      8            126,588         79,852     79,852         250,000        70,846     70,846         250,000
      9            132,917         78,262     78,262         250,000        68,208     68,208         250,000
     10            139,563         76,637     76,637         250,000        65,427     65,427         250,000

     11            146,541         75,072     75,072         250,000        62,488     62,488         250,000
     12            153,868         73,435     73,435         250,000        59,369     59,369         250,000
     13            161,561         71,705     71,705         250,000        56,058     56,058         250,000
     14            169,639         69,875     69,875         250,000        52,533     52,533         250,000
     15            178,121         67,939     67,939         250,000        48,771     48,771         250,000

     16            187,027         65,823     65,823         250,000        44,735     44,735         250,000
     17            196,378         63,582     63,582         250,000        40,381     40,381         250,000
     18            206,197         61,200     61,200         250,000        35,654     35,654         250,000
     19            216,507         58,664     58,664         250,000        30,487     30,487         250,000
     20            227,332         55,954     55,954         250,000        24,807     24,807         250,000

     25            290,140         38,852     38,852         250,000             0          0               0
     30            370,300         12,157     12,157         250,000             0          0               0

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1             14,807        13,004      13,004       250,000        11,713     11,713         250,000
      2             30,355        26,525      26,525       250,000        23,936     23,936         250,000
      3             46,680        40,592      40,592       250,000        36,698     36,698         250,000
      4             63,821        55,267      55,267       250,000        50,033     50,033         250,000
      5             81,819        70,598      70,598       250,000        63,972     63,972         250,000

      6            100,717        86,724      86,724       250,000        78,555     78,555         250,000
      7            120,560       103,600     103,600       250,000        93,818     93,818         250,000
      8            126,588       107,957     107,957       250,000        96,756     96,756         250,000
      9            132,917       112,490     112,490       250,000        99,736     99,736         250,000
     10            139,563       117,201     117,201       251,015       102,750    102,750         250,000

     11            146,541       122,265     122,265       254,715       105,797    105,797         250,000
     12            153,868       127,508     127,508       258,543       108,870    108,870         250,000
     13            161,561       132,926     132,926       262,441       111,974    111,974         250,000
     14            169,639       138,526     138,526       266,411       115,105    115,105         250,000
     15            178,121       144,316     144,316       270,460       118,261    118,261         250,000

     16            187,027       150,257     150,257       274,524       121,435    121,435         250,000
     17            196,378       156,401     156,401       278,692       124,615    124,615         250,000
     18            206,197       162,754     162,754       282,989       127,787    127,787         250,000
     19            216,507       169,322     169,322       287,437       130,932    130,932         250,000
     20            227,332       176,111     176,111       292,050       134,036    134,036         250,000

     25            290,140       213,502     213,502       317,630       148,541    148,541         250,000
     30            370,300       257,114     257,114       348,117       159,259    159,259         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1             14,807        13,752      13,752       250,000        12,415     12,415         250,000
      2             30,355        28,875      28,875       250,000        26,116     26,116         250,000
      3             46,680        45,522      45,522       250,000        41,251     41,251         250,000
      4             63,821        63,894      63,894       250,000        57,989     57,989         250,000
      5             81,819        84,199      84,199       250,000        76,514     76,514         250,000

      6            100,717       106,749     106,749       255,196        97,042     97,042         250,000
      7            120,560       131,603     131,603       305,548       119,652    119,652         277,959
      8            126,588       144,993     144,993       327,058       130,809    130,809         295,236
      9            132,917       159,730     159,730       350,190       142,959    142,959         313,614
     10            139,563       175,936     175,936       375,073       156,178    156,178         333,161

     11            146,541       194,030     194,030       402,362       170,554    170,554         353,951
     12            153,868       213,922     213,922       431,763       186,180    186,180         376,063
     13            161,561       235,766     235,766       463,337       203,165    203,165         399,580
     14            169,639       259,751     259,751       497,248       221,623    221,623         424,590
     15            178,121       286,087     286,087       533,681       241,676    241,676         451,189

     16            187,027       314,904     314,904       572,689       263,446    263,446         479,475
     17            196,378       346,533     346,533       614,644       287,061    287,061         509,558
     18            206,197       381,239     381,239       659,826       312,650    312,650         541,548
     19            216,507       419,316     419,316       708,538       340,344    340,344         575,569
     20            227,332       461,077     461,077       761,095       370,287    370,287         611,749

     25            290,140       738,217     738,217     1,093,196       560,051    560,051         830,141
     30            370,300     1,174,008   1,174,008     1,582,212       835,513    835,513       1,127,269

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             14,807         12,245     12,245         262,277        10,960     10,960         261,067
      2             30,355         24,222     24,222         274,276        21,680     21,680         271,807
      3             46,680         35,928     35,928         286,005        32,156     32,156         282,304
      4             63,821         47,395     47,395         297,492        42,386     42,386         292,554
      5             81,819         58,637     58,637         308,752        52,361     52,361         302,550

      6            100,717         69,803     69,803         319,924        62,077     62,077         312,287
      7            120,560         80,771     80,771         330,909        71,515     71,515         321,748
      8            126,588         79,021     79,021         329,161        68,454     68,454         318,697
      9            132,917         77,234     77,234         327,377        65,247     65,247         315,502
     10            139,563         75,396     75,396         325,543        61,872     61,872         312,141

     11            146,541         73,592     73,592         323,736        58,315     58,315         308,599
     12            153,868         71,688     71,688         321,841        54,559     54,559         304,860
     13            161,561         69,657     69,657         319,820        50,596     50,596         300,915
     14            169,639         67,493     67,493         317,667        46,412     46,412         296,749
     15            178,121         65,192     65,192         315,377        41,989     41,989         292,345

     16            187,027         62,656     62,656         312,861        37,296     37,296         287,675
     17            196,378         59,968     59,968         310,186        32,300     32,300         282,704
     18            206,197         57,113     57,113         307,345        26,957     26,957         277,390
     19            216,507         54,078     54,078         304,324        21,215     21,215         271,680
     20            227,332         50,845     50,845         301,108        15,024     15,024         265,527

     25            290,140         30,901     30,901         281,276             0          0               0
     30            370,300          1,963      1,963         252,514             0          0               0

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1             14,807        12,992      12,992       262,962        11,658     11,658         261,709
      2             30,355        26,479      26,479       276,406        23,758     23,758         273,771
      3             46,680        40,474      40,474       290,358        36,313     36,313         286,288
      4             63,821        55,030      55,030       304,866        49,339     49,339         299,274
      5             81,819        70,185      70,185       319,970        62,846     62,846         312,739

      6            100,717        86,117      86,117       335,836        76,846     76,846         326,698
      7            120,560       102,736     102,736       352,397        91,341     91,341         341,150
      8            126,588       106,791     106,791       356,441        93,389     93,389         343,205
      9            132,917       110,972     110,972       360,611        95,339     95,339         345,163
     10            139,563       115,266     115,266       364,896        97,160     97,160         346,995

     11            146,541       119,835     119,835       369,441        98,831     98,831         348,679
     12            153,868       124,496     124,496       374,094       100,324    100,324         350,187
     13            161,561       129,224     129,224       378,817       101,620    101,620         351,500
     14            169,639       134,015     134,015       383,603       102,692    102,692         352,591
     15            178,121       138,867     138,867       388,449       103,509    103,509         353,429

     16            187,027       143,679     143,679       393,264       104,024    104,024         353,970
     17            196,378       148,532     148,532       398,114       104,185    104,185         354,162
     18            206,197       153,410     153,410       402,990       103,926    103,926         353,938
     19            216,507       158,300     158,300       407,879       103,168    103,168         353,223
     20            227,332       163,182     163,182       412,761       101,835    101,835         351,938

     25            290,140       186,477     186,477       436,098        83,804     83,804         334,253
     30            370,300       204,206     204,206       453,963        35,836     35,836         286,943

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1             14,807        13,740      13,740       263,644        12,356     12,356         262,347
      2             30,355        28,824      28,824       278,611        25,920     25,920         275,806
      3             46,680        45,387      45,387       295,044        40,812     40,812         290,582
      4             63,821        63,614      63,614       313,126        57,167     57,167         306,810
      5             81,819        83,693      83,693       333,044        75,127     75,127         324,630

      6            100,717       105,976     105,976       355,134        94,853     94,853         344,202
      7            120,560       130,564     130,564       379,522       116,509    116,509         365,689
      8            126,588       143,665     143,665       392,517       126,596    126,596         375,706
      9            132,917       158,086     158,086       406,823       137,552    137,552         386,586
     10            139,563       173,951     173,951       422,562       149,440    149,440         398,393

     11            146,541       191,674     191,674       440,122       162,344    162,344         411,208
     12            153,868       211,170     211,170       459,463       176,350    176,350         425,118
     13            161,561       232,599     232,599       480,723       191,563    191,563         440,226
     14            169,639       256,162     256,162       504,101       208,092    208,092         456,640
     15            178,121       282,082     282,082       529,815       226,056    226,056         474,479

     16            187,027       310,491     310,491       564,663       245,570    245,570         493,858
     17            196,378       341,676     341,676       606,029       266,759    266,759         514,901
     18            206,197       375,895     375,895       650,575       289,748    289,748         537,733
     19            216,507       413,436     413,436       698,603       314,670    314,670         562,486
     20            227,332       454,611     454,611       750,423       341,670    341,670         589,305

     25            290,140       727,860     727,860     1,077,858       514,542    514,542         762,685
     30            370,300     1,157,531   1,157,531     1,560,005       767,560    767,560       1,035,588

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              6,300          5,056      5,056         250,000         3,967      3,967         250,000
      2             12,915          9,950      9,950         250,000         7,810      7,810         250,000
      3             19,861         14,682     14,682         250,000        11,525     11,525         250,000
      4             27,154         19,283     19,283         250,000        15,111     15,111         250,000
      5             34,812         23,768     23,768         250,000        18,560     18,560         250,000

      6             42,853         28,270     28,270         250,000        21,871     21,871         250,000
      7             51,296         32,680     32,680         250,000        25,027     25,027         250,000
      8             60,161         37,116     37,116         250,000        28,137     28,137         250,000
      9             69,469         41,451     41,451         250,000        31,066     31,066         250,000
     10             79,242         45,678     45,678         250,000        33,797     33,797         250,000

     11             89,504         49,855     49,855         250,000        36,324     36,324         250,000
     12            100,279         53,900     53,900         250,000        38,634     38,634         250,000
     13            111,593         57,796     57,796         250,000        40,724     40,724         250,000
     14            123,473         61,545     61,545         250,000        42,584     42,584         250,000
     15            135,947         65,146     65,146         250,000        44,201     44,201         250,000

     16            149,044         68,536     68,536         250,000        45,552     45,552         250,000
     17            162,796         71,777     71,777         250,000        46,609     46,609         250,000
     18            177,236         74,865     74,865         250,000        47,334     47,334         250,000
     19            192,398         77,794     77,794         250,000        47,682     47,682         250,000
     20            208,318         80,556     80,556         250,000        47,609     47,609         250,000

     25            300,684         91,468     91,468         250,000        39,298     39,298         250,000
     30            418,569         96,050     96,050         250,000         8,990      8,990         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1              6,300         5,369       5,369       250,000         4,242      4,242         250,000
      2             12,915        10,890      10,890       250,000         8,609      8,609         250,000
      3             19,861        16,568      16,568       250,000        13,101     13,101         250,000
      4             27,154        22,441      22,441       250,000        17,726     17,726         250,000
      5             34,812        28,533      28,533       250,000        22,482     22,482         250,000

      6             42,853        34,989      34,989       250,000        27,373     27,373         250,000
      7             51,296        41,717      41,717       250,000        32,391     32,391         250,000
      8             60,161        48,853      48,853       250,000        37,661     37,661         250,000
      9             69,469        56,287      56,287       250,000        43,058     43,058         250,000
     10             79,242        64,027      64,027       250,000        48,576     48,576         250,000

     11             89,504        72,180      72,180       250,000        54,219     54,219         250,000
     12            100,279        80,666      80,666       250,000        59,989     59,989         250,000
     13            111,593        89,488      89,488       250,000        65,898     65,898         250,000
     14            123,473        98,674      98,674       250,000        71,953     71,953         250,000
     15            135,947       108,249     108,249       250,000        78,162     78,162         250,000

     16            149,044       118,192     118,192       250,000        84,527     84,527         250,000
     17            162,796       128,588     128,588       250,000        91,051     91,051         250,000
     18            177,236       139,467     139,467       250,000        97,732     97,732         250,000
     19            192,398       150,832     150,832       256,048       104,571    104,571         250,000
     20            208,318       162,615     162,615       269,670       111,573    111,573         250,000

     25            300,684       228,154     228,154       339,428       149,883    149,883         250,000
     30            418,569       305,690     305,690       413,886       196,465    196,465         266,297

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1              6,300         5,683       5,683       250,000         4,518      4,518         250,000
      2             12,915        11,868      11,868       250,000         9,442      9,442         250,000
      3             19,861        18,608      18,608       250,000        14,813     14,813         250,000
      4             27,154        25,996      25,996       250,000        20,681     20,681         250,000
      5             34,812        34,116      34,116       250,000        27,095     27,095         250,000

      6             42,853        43,184      43,184       250,000        34,117     34,117         250,000
      7             51,296        53,191      53,191       250,000        41,801     41,801         250,000
      8             60,161        64,373      64,373       250,000        50,353     50,353         250,000
      9             69,469        76,720      76,720       250,000        59,730     59,730         250,000
     10             79,242        90,356      90,356       250,000        70,023     70,023         250,000

     11             89,504       105,573     105,573       250,000        81,347     81,347         250,000
     12            100,279       122,410     122,410       250,000        93,832     93,832         250,000
     13            111,593       140,968     140,968       277,036       107,633    107,633         250,000
     14            123,473       161,367     161,367       308,909       122,930    122,930         250,000
     15            135,947       183,785     183,785       342,841       139,864    139,864         261,116

     16            149,044       208,351     208,351       378,911       158,283    158,283         288,078
     17            162,796       235,333     235,333       417,409       178,292    178,292         316,483
     18            177,236       264,956     264,956       458,569       200,005    200,005         346,433
     19            192,398       297,471     297,471       502,651       223,540    223,540         378,037
     20            208,318       333,149     333,149       549,927       249,024    249,024         411,411

     25            300,684       570,213     570,213       844,406       411,143    411,143         609,421
     30            418,569       943,503     943,503     1,271,559       647,589    647,589         873,723

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              6,300          5,052      5,052         255,075         3,947      3,947         254,046
      2             12,915          9,933      9,933         259,971         7,749      7,749         257,860
      3             19,861         14,640     14,640         264,692        11,399     11,399         261,523
      4             27,154         19,201     19,201         269,266        14,897     14,897         265,033
      5             34,812         23,631     23,631         273,706        18,229     18,229         268,379

      6             42,853         28,077     28,077         278,151        21,393     21,393         271,557
      7             51,296         32,417     32,417         282,500        24,367     24,367         274,547
      8             60,161         36,767     36,767         286,859        27,255     27,255         277,452
      9             69,469         40,996     40,996         291,098        29,917     29,917         280,132
     10             79,242         45,093     45,093         295,206        32,331     32,331         282,567

     11             89,504         49,108     49,108         299,227        34,485     34,485         284,743
     12            100,279         52,952     52,952         303,086        36,363     36,363         286,644
     13            111,593         56,600     56,600         306,750        37,959     37,959         288,262
     14            123,473         60,047     60,047         310,214        39,257     39,257         289,585
     15            135,947         63,289     63,289         313,473        40,242     40,242         290,597

     16            149,044         66,230     66,230         316,438        40,886     40,886         291,269
     17            162,796         68,953     68,953         319,179        41,154     41,154         291,568
     18            177,236         71,443     71,443         321,689        41,004     41,004         291,453
     19            192,398         73,689     73,689         323,955        40,385     40,385         290,872
     20            208,318         75,674     75,674         325,962        39,249     39,249         289,779

     25            300,684         80,896     80,896         331,321        24,475     24,475         275,267
     30            418,569         75,659     75,659         326,283             0          0               0

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1              6,300         5,365       5,365       255,363         4,220      4,220         254,299
      2             12,915        10,871      10,871       260,857         8,540      8,540         258,611
      3             19,861        16,519      16,519       266,493        12,957     12,957         263,019
      4             27,154        22,344      22,344       272,303        17,469     17,469         267,524
      5             34,812        28,364      28,364       278,306        22,069     22,069         272,116

      6             42,853        34,741      34,741       284,653        26,753     26,753         276,792
      7             51,296        41,364      41,364       291,255        31,500     31,500         281,534
      8             60,161        48,366      48,366       298,235        36,423     36,423         286,452
      9             69,469        55,628      55,628       305,475        41,380     41,380         291,406
     10             79,242        63,147      63,147       312,972        46,346     46,346         296,372

     11             89,504        71,014      71,014       320,809        51,307     51,307         301,333
     12            100,279        79,131      79,131       328,905        56,242     56,242         306,270
     13            111,593        87,480      87,480       337,234        61,138     61,138         311,170
     14            123,473        96,065      96,065       345,799        65,976     65,976         316,013
     15            135,947       104,890     104,890       354,604        70,733     70,733         320,776

     16            149,044       113,865     113,865       363,566        75,369     75,369         325,423
     17            162,796       123,080     123,080       372,761        79,842     79,842         329,909
     18            177,236       132,529     132,529       382,189        84,092     84,092         334,179
     19            192,398       142,206     142,206       391,847        88,053     88,053         338,164
     20            208,318       152,104     152,104       401,726        91,655     91,655         341,797

     25            300,684       204,302     204,302       453,854       101,941    101,941         352,322
     30            418,569       258,524     258,524       508,069        89,473     89,473         340,378

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST       CASH      SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1              6,300         5,678       5,678       255,649         4,495      4,495         254,552
      2             12,915        11,847      11,847       261,775         9,367      9,367         259,391
      3             19,861        18,553      18,553       268,434        14,648     14,648         264,636
      4             27,154        25,881      25,881       275,708        20,376     20,376         270,326
      5             34,812        33,909      33,909       283,675        26,585     26,585         276,493

      6             42,853        42,867      42,867       292,552        33,319     33,319         283,181
      7             51,296        52,723      52,723       302,329        40,608     40,608         290,421
      8             60,161        63,699      63,699       313,218        48,626     48,626         298,386
      9             69,469        75,771      75,771       325,194        57,292     57,292         306,996
     10             79,242        89,039      89,039       338,358        66,649     66,649         316,293

     11             89,504       103,757     103,757       352,949        76,754     76,754         326,333
     12            100,279       119,927     119,927       368,992        87,665     87,665         337,173
     13            111,593       137,672     137,672       386,600        99,455     99,455         348,886
     14            123,473       157,156     157,156       405,932       112,199    112,199         361,547
     15            135,947       178,558     178,558       427,167       125,977    125,977         375,235

     16            149,044       201,980     201,980       450,412       140,862    140,862         390,023
     17            162,796       227,723     227,723       475,952       156,932    156,932         405,990
     18            177,236       256,017     256,017       504,024       174,261    174,261         423,209
     19            192,398       287,123     287,123       534,885       192,922    192,922         441,754
     20            208,318       321,320     321,320       568,812       212,999    212,999         461,707

     25            300,684       550,266     550,266       814,866       338,577    338,577         586,514
     30            418,569       911,769     911,769     1,228,791       517,272    517,272         764,193

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES AND
      FRONT-END SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES, AND
      FRONT-END SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Hartford Life and Annuity Insurance Company                                 SA-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company

ICMG Registered Variable Life Separate Account One FutureVantage and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One FutureVantage (Alger American Growth, Alger American Small Capitalization, Hartford Bond, Hartford Capital Appreciation, Merrill Lynch American Balanced, Merrill Lynch Basic Value Focus, Merrill Lynch Developing Capital Markets Focus, Merrill Lynch Domestic Money Market, Merrill Lynch Global Bond Focus, Merrill Lynch Global Strategy Focus, Merrill Lynch Global Utility Focus, Merrill Lynch Government Bond, Merrill Lynch High Current Income, Merrill Lynch Index 500, Merrill Lynch International Equity Focus, Merrill Lynch Natural Resources Focus, Merrill Lynch Prime Bond, Merrill Lynch Quality Equity, Merrill Lynch Special Value Focus, Neuberger & Berman AMT Balanced and Neuberger & Berman AMT Partners) (collectively, the Account) as of December 31, 1998, and the related statements of operations and statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998 and the results of its operations and the changes in its net assets for the period presented in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 25, 1999

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                      ALGER AMERICAN
                              ALGER AMERICAN               SMALL
                                  GROWTH              CAPITALIZATION           HARTFORD BOND
                            INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION
                           ---------------------   ---------------------   ---------------------
ASSETS:
  Investments:
    Alger American Growth
     Portfolio
    Shares 264
    Cost $11,711
      Market Value.......       $    14,063               --                      --
    Alger American Small
     Capitalization
     Portfolio
    Shares 260
    Cost $11,316
      Market Value.......         --                    $    11,438               --
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 9,824
    Cost $10,451
      Market Value.......         --                      --                    $    10,615
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 2,362
    Cost $10,639
      Market Value.......         --                      --                      --
    Merrill Lynch
     American Balanced
     Fund
    Shares 667
    Cost $9,952
      Market Value.......         --                      --                      --
    Merrill Lynch Basic
     Value Focus Fund
      Bond Portfolio
      Shares 717
      Cost $9,952
      Market Value.......         --                      --                      --
    Merrill Lynch
     Developing Capital
     Markets Focus Fund
    Shares 1,145
    Cost $9,952
      Market Value.......         --                      --                      --
    Merrill Lynch
     Domestic Money
     Market Fund
    Shares 10,415
    Cost $10,415
      Market Value.......         --                      --                      --
    Merrill Lynch Global
     Bond Focus Fund
    Shares 1,119
    Cost $10,453
      Market Value.......         --                      --                      --
    Merrill Lynch Global
     Strategy Focus Fund
    Shares 794
    Cost $9,969
      Market Value.......         --                      --                      --
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............                 7                       6                       7
                           ---------------------   ---------------------   ---------------------
  Total Assets...........            14,070                  11,444                  10,622
                           ---------------------   ---------------------   ---------------------
LIABILITIES:
  Payable to Hartford
   Life and Annuity
   Insurance Company.....                 7                       6                       6
                           ---------------------   ---------------------   ---------------------
  Total Liabilities......                 7                       6                       6
                           ---------------------   ---------------------   ---------------------
  Net Assets (variable
   life contract
   liabilities)..........       $    14,063             $    11,438             $    10,616
                           ---------------------   ---------------------   ---------------------
                           ---------------------   ---------------------   ---------------------
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by Hartford
   Life and Annuity
   Insurance Company.....             1,000                   1,000                   1,000
  Unit price.............       $14.0625129             $11.4380528             $10.6162260

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                                                                                                       MERRILL LYNCH
                                                                               MERRILL LYNCH            DEVELOPING
                             HARTFORD CAPITAL          MERRILL LYNCH            BASIC VALUE               CAPITAL
                               APPRECIATION          AMERICAN BALANCED             FOCUS               MARKETS FOCUS
                            INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION
                           ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments:
    Alger American Growth
     Portfolio
    Shares 264
    Cost $11,711
      Market Value.......         --                      --                      --                      --
    Alger American Small
     Capitalization
     Portfolio
    Shares 260
    Cost $11,316
      Market Value.......         --                      --                      --                      --
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 9,824
    Cost $10,451
      Market Value.......         --                      --                      --                      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 2,362
    Cost $10,639
      Market Value.......       $    11,240               --                      --                      --
    Merrill Lynch
     American Balanced
     Fund
    Shares 667
    Cost $9,952
      Market Value.......         --                    $    11,159               --                      --
    Merrill Lynch Basic
     Value Focus Fund
      Bond Portfolio
      Shares 717
      Cost $9,952
      Market Value.......         --                      --                    $    10,511               --
    Merrill Lynch
     Developing Capital
     Markets Focus Fund
    Shares 1,145
    Cost $9,952
      Market Value.......         --                      --                      --                    $     7,364
    Merrill Lynch
     Domestic Money
     Market Fund
    Shares 10,415
    Cost $10,415
      Market Value.......         --                      --                      --                      --
    Merrill Lynch Global
     Bond Focus Fund
    Shares 1,119
    Cost $10,453
      Market Value.......         --                      --                      --                      --
    Merrill Lynch Global
     Strategy Focus Fund
    Shares 794
    Cost $9,969
      Market Value.......         --                      --                      --                      --
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............                 6                       6                       6                       4
                           ---------------------   ---------------------   ---------------------   ---------------------
  Total Assets...........            11,246                  11,165                  10,517                   7,368
                           ---------------------   ---------------------   ---------------------   ---------------------
LIABILITIES:
  Payable to Hartford
   Life and Annuity
   Insurance Company.....                 6                      19                      18                      12
                           ---------------------   ---------------------   ---------------------   ---------------------
  Total Liabilities......                 6                      19                      18                      12
                           ---------------------   ---------------------   ---------------------   ---------------------
  Net Assets (variable
   life contract
   liabilities)..........       $    11,240             $    11,146             $    10,499             $     7,356
                           ---------------------   ---------------------   ---------------------   ---------------------
                           ---------------------   ---------------------   ---------------------   ---------------------
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by Hartford
   Life and Annuity
   Insurance Company.....             1,000                   1,000                   1,000                   1,000
  Unit price.............       $11.2400670             $11.1464569             $10.4994780             $ 7.3557351


                               MERRILL LYNCH           MERRILL LYNCH           MERRILL LYNCH
                                 DOMESTIC               GLOBAL BOND               GLOBAL
                               MONEY MARKET                FOCUS              STRATEGY FOCUS
                            INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION
                           ---------------------   ---------------------   ---------------------
ASSETS:
  Investments:
    Alger American Growth
     Portfolio
    Shares 264
    Cost $11,711
      Market Value.......         --                      --                      --
    Alger American Small
     Capitalization
     Portfolio
    Shares 260
    Cost $11,316
      Market Value.......         --                      --                      --
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 9,824
    Cost $10,451
      Market Value.......         --                      --                      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 2,362
    Cost $10,639
      Market Value.......         --                      --                      --
    Merrill Lynch
     American Balanced
     Fund
    Shares 667
    Cost $9,952
      Market Value.......         --                      --                      --
    Merrill Lynch Basic
     Value Focus Fund
      Bond Portfolio
      Shares 717
      Cost $9,952
      Market Value.......         --                      --                      --
    Merrill Lynch
     Developing Capital
     Markets Focus Fund
    Shares 1,145
    Cost $9,952
      Market Value.......         --                      --                      --
    Merrill Lynch
     Domestic Money
     Market Fund
    Shares 10,415
    Cost $10,415
      Market Value.......       $    10,415               --                      --
    Merrill Lynch Global
     Bond Focus Fund
    Shares 1,119
    Cost $10,453
      Market Value.......         --                    $    11,080               --
    Merrill Lynch Global
     Strategy Focus Fund
    Shares 794
    Cost $9,969
      Market Value.......         --                      --                    $    10,644
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............                 7                       6                       5
                           ---------------------   ---------------------   ---------------------
  Total Assets...........            10,422                  11,086                  10,649
                           ---------------------   ---------------------   ---------------------
LIABILITIES:
  Payable to Hartford
   Life and Annuity
   Insurance Company.....                17                      18                      17
                           ---------------------   ---------------------   ---------------------
  Total Liabilities......                17                      18                      17
                           ---------------------   ---------------------   ---------------------
  Net Assets (variable
   life contract
   liabilities)..........       $    10,405             $    11,068             $    10,632
                           ---------------------   ---------------------   ---------------------
                           ---------------------   ---------------------   ---------------------
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by Hartford
   Life and Annuity
   Insurance Company.....             1,000                   1,000                   1,000
  Unit price.............       $10.4051981             $11.0679925             $10.6318183

SA-4                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1998

                               MERRILL LYNCH
                               GLOBAL UTILITY           MERRILL LYNCH            MERRILL LYNCH            MERRILL LYNCH
                                   FOCUS               GOVERNMENT BOND        HIGH CURRENT INCOME           INDEX 500
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
ASSETS:
  Investments:
    Merrill Lynch Global
     Utility Focus Fund
    Shares 711
    Cost $10,166
      Market Value.......        $    12,138               --                       --                       --
    Merrill Lynch
     Government Bond Fund
    Shares 982
    Cost $10,445
      Market Value.......         --                      $    10,687               --                       --
    Merrill Lynch High
     Current Income Fund
    Shares 938
    Cost $10,763
      Market Value.......         --                       --                      $    9,485                --
    Merrill Lynch Index
     500 Fund
    Shares 759
    Cost $9,958
      Market Value.......         --                       --                       --                      $    12,314
    Merrill Lynch
     International Equity
     Focus Fund
    Shares 958
    Cost $9,971
      Market Value.......         --                       --                       --                       --
    Merrill Lynch Natural
     Resources Focus Fund
    Shares 1,096
    Cost $9,952
      Market Value.......         --                       --                       --                       --
    Merrill Lynch Prime
     Bond Fund
    Shares 866
    Cost $10,493
      Market Value.......         --                       --                       --                       --
    Merrill Lynch Quality
     Equity Fund
    Shares 298
    Cost $9,952
      Market Value.......         --                       --                       --                       --
    Merrill Lynch Special
     Value Focus Fund
    Shares 451
    Cost $9,952
      Market Value.......         --                       --                       --                       --
    Neuberger & Berman
     AMT Balanced
     Portfolio
    Shares 678
    Cost $11,810
      Market Value.......         --                       --                       --                       --
    Neuberger & Berman
     AMT Partners
     Portfolio
    Shares 539
    Cost $11,173
      Market Value.......         --                       --                       --                       --
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............                  7                        6                       5                --
                                ------------             ------------             -----------              ------------
  Total Assets...........             12,145                   10,693                   9,490                    12,314
                                ------------             ------------             -----------              ------------
LIABILITIES:
  Payable to Hartford
   Life and Annuity
   Insurance Company.....                 20                       18                      16                        20
                                ------------             ------------             -----------              ------------
  Total Liabilities......                 20                       18                      16                        20
                                ------------             ------------             -----------              ------------
  Net Assets (variable
   life contract
   liabilities)..........        $    12,125              $    10,675              $    9,474               $    12,294
                                ------------             ------------             -----------              ------------
                                ------------             ------------             -----------              ------------
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by Hartford
   Life and Annuity
   Insurance Company.....              1,000                    1,000                   1,000                     1,000
  Unit price.............        $12.1250323              $10.6751519              $9.4744943               $12.2940585

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                               MERRILL LYNCH            MERRILL LYNCH
                               INTERNATIONAL               NATURAL               MERRILL LYNCH            MERRILL LYNCH
                                EQUITY FOCUS           RESOURCES FOCUS             PRIME BOND             QUALITY EQUITY
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
ASSETS:
  Investments:
    Merrill Lynch Global
     Utility Focus Fund
    Shares 711
    Cost $10,166
      Market Value.......         --                       --                       --                       --
    Merrill Lynch
     Government Bond Fund
    Shares 982
    Cost $10,445
      Market Value.......         --                       --                       --                       --
    Merrill Lynch High
     Current Income Fund
    Shares 938
    Cost $10,763
      Market Value.......         --                       --                       --                       --
    Merrill Lynch Index
     500 Fund
    Shares 759
    Cost $9,958
      Market Value.......         --                       --                       --                       --
    Merrill Lynch
     International Equity
     Focus Fund
    Shares 958
    Cost $9,971
      Market Value.......        $    10,229               --                       --                       --
    Merrill Lynch Natural
     Resources Focus Fund
    Shares 1,096
    Cost $9,952
      Market Value.......         --                      $    8,385                --                       --
    Merrill Lynch Prime
     Bond Fund
    Shares 866
    Cost $10,493
      Market Value.......         --                       --                      $    10,614               --
    Merrill Lynch Quality
     Equity Fund
    Shares 298
    Cost $9,952
      Market Value.......         --                       --                       --                      $    11,372
    Merrill Lynch Special
     Value Focus Fund
    Shares 451
    Cost $9,952
      Market Value.......         --                       --                       --                       --
    Neuberger & Berman
     AMT Balanced
     Portfolio
    Shares 678
    Cost $11,810
      Market Value.......         --                       --                       --                       --
    Neuberger & Berman
     AMT Partners
     Portfolio
    Shares 539
    Cost $11,173
      Market Value.......         --                       --                       --                       --
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............                  5                       4                         6                        6
                                ------------             -----------              ------------             ------------
  Total Assets...........             10,234                   8,389                    10,620                   11,378
                                ------------             -----------              ------------             ------------
LIABILITIES:
  Payable to Hartford
   Life and Annuity
   Insurance Company.....                 16                      13                        17                       18
                                ------------             -----------              ------------             ------------
  Total Liabilities......                 16                      13                        17                       18
                                ------------             -----------              ------------             ------------
  Net Assets (variable
   life contract
   liabilities)..........        $    10,218              $    8,376               $    10,603              $    11,360
                                ------------             -----------              ------------             ------------
                                ------------             -----------              ------------             ------------
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by Hartford
   Life and Annuity
   Insurance Company.....              1,000                   1,000                     1,000                    1,000
  Unit price.............        $10.2177562              $8.3755157               $10.6026756              $11.3597322


                               MERRILL LYNCH           NEUBERGER & BERMAN         NEUBERGER & BERMAN
                            SPECIAL VALUE FOCUS           AMT BALANCED               AMT PARTNERS
                            INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
                           ----------------------   ------------------------   ------------------------
ASSETS:
  Investments:
    Merrill Lynch Global
     Utility Focus Fund
    Shares 711
    Cost $10,166
      Market Value.......         --                        --                         --
    Merrill Lynch
     Government Bond Fund
    Shares 982
    Cost $10,445
      Market Value.......         --                        --                         --
    Merrill Lynch High
     Current Income Fund
    Shares 938
    Cost $10,763
      Market Value.......         --                        --                         --
    Merrill Lynch Index
     500 Fund
    Shares 759
    Cost $9,958
      Market Value.......         --                        --                         --
    Merrill Lynch
     International Equity
     Focus Fund
    Shares 958
    Cost $9,971
      Market Value.......         --                        --                         --
    Merrill Lynch Natural
     Resources Focus Fund
    Shares 1,096
    Cost $9,952
      Market Value.......         --                        --                         --
    Merrill Lynch Prime
     Bond Fund
    Shares 866
    Cost $10,493
      Market Value.......         --                        --                         --
    Merrill Lynch Quality
     Equity Fund
    Shares 298
    Cost $9,952
      Market Value.......         --                        --                         --
    Merrill Lynch Special
     Value Focus Fund
    Shares 451
    Cost $9,952
      Market Value.......        $    9,004                 --                         --
    Neuberger & Berman
     AMT Balanced
     Portfolio
    Shares 678
    Cost $11,810
      Market Value.......         --                       $    11,083                 --
    Neuberger & Berman
     AMT Partners
     Portfolio
    Shares 539
    Cost $11,173
      Market Value.......         --                        --                        $    10,203
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............                 5                          6                          8
                                -----------               ------------               ------------
  Total Assets...........             9,009                     11,089                     10,211
                                -----------               ------------               ------------
LIABILITIES:
  Payable to Hartford
   Life and Annuity
   Insurance Company.....                15                          6                          5
                                -----------               ------------               ------------
  Total Liabilities......                15                          6                          5
                                -----------               ------------               ------------
  Net Assets (variable
   life contract
   liabilities)..........        $    8,994                $    11,083                $    10,206
                                -----------               ------------               ------------
                                -----------               ------------               ------------
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by Hartford
   Life and Annuity
   Insurance Company.....             1,000                      1,000                      1,000
  Unit price.............        $8.9943885                $11.0833140                $10.2060513

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

FUTUREVANTAGE
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998

                                                        ALGER AMERICAN
                               ALGER AMERICAN               SMALL
                                   GROWTH               CAPITALIZATION           HARTFORD BOND
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------
INVESTMENT INCOME:
  Dividends..............          $1,776                   $1,379                    $510
EXPENSES:
  Mortality and expense
   risk undertakings.....             (68)                     (62)                    (61)
                                   ------                   ------                   -----
  Net investment income
   (loss)................           1,708                    1,317                     449
                                   ------                   ------                   -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........               2                       (7)                      4
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           2,352                      122                     165
                                   ------                   ------                   -----
    Net realized and
     unrealized gain
     (loss) on
     investments.........           2,354                      115                     169
                                   ------                   ------                   -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          $4,062                   $1,432                    $618
                                   ------                   ------                   -----
                                   ------                   ------                   -----

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-7
--------------------------------------------------------------------------------

                                                                                                          MERRILL LYNCH
                                                                                 MERRILL LYNCH              DEVELOPING
                              HARTFORD CAPITAL          MERRILL LYNCH             BASIC VALUE                CAPITAL
                                APPRECIATION          AMERICAN BALANCED              FOCUS                MARKETS FOCUS
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
INVESTMENT INCOME:
  Dividends..............          $  701                 --$                     --  $                     --$
EXPENSES:
  Mortality and expense
   risk undertakings.....             (61)                     (63)                    (62)                       (51)
                                   ------                   ------                   -----                    -------
  Net investment income
   (loss)................             640                      (63)                    (62)                       (51)
                                   ------                   ------                   -----                    -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........               7                        1                      (2)                       (17)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             601                    1,207                     559                     (2,588)
                                   ------                   ------                   -----                    -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........             608                    1,208                     557                     (2,605)
                                   ------                   ------                   -----                    -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          $1,248                   $1,145                    $495                    $(2,656)
                                   ------                   ------                   -----                    -------
                                   ------                   ------                   -----                    -------


                               MERRILL LYNCH            MERRILL LYNCH            MERRILL LYNCH
                                  DOMESTIC               GLOBAL BOND                 GLOBAL
                                MONEY MARKET                FOCUS                STRATEGY FOCUS
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------
INVESTMENT INCOME:
  Dividends..............           $469                    $  502                    $ 17
EXPENSES:
  Mortality and expense
   risk undertakings.....            (60)                      (62)                    (61)
                                   -----                    ------                   -----
  Net investment income
   (loss)................            409                       440                     (44)
                                   -----                    ------                   -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........       --                               2                      (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                             628                     674
                                   -----                    ------                   -----
    Net realized and
     unrealized gain
     (loss) on
     investments.........       --                             630                     672
                                   -----                    ------                   -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....           $409                    $1,070                    $628
                                   -----                    ------                   -----
                                   -----                    ------                   -----

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

FUTUREVANTAGE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998

                               MERRILL LYNCH
                               GLOBAL UTILITY           MERRILL LYNCH            MERRILL LYNCH            MERRILL LYNCH
                                   FOCUS               GOVERNMENT BOND        HIGH CURRENT INCOME           INDEX 500
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
INVESTMENT INCOME:
  Dividends..............          $  215                    $495                    $   814                --$
EXPENSES:
  Mortality and expense
   risk undertakings.....             (65)                    (62)                       (59)                    (65)
                                   ------                   -----                    -------                  ------
  Net investment income
   (loss)................             150                     433                        755                     (65)
                                   ------                   -----                    -------                  ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........               3                       2                         (6)                      1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           1,972                     242                     (1,278)                  2,357
                                   ------                   -----                    -------                  ------
    Net realized and
     unrealized gain
     (loss) on
     investments.........           1,975                     244                     (1,284)                  2,358
                                   ------                   -----                    -------                  ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          $2,125                    $677                    $  (529)                 $2,293
                                   ------                   -----                    -------                  ------
                                   ------                   -----                    -------                  ------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-9
--------------------------------------------------------------------------------

                               MERRILL LYNCH            MERRILL LYNCH
                               INTERNATIONAL               NATURAL               MERRILL LYNCH            MERRILL LYNCH
                                EQUITY FOCUS           RESOURCES FOCUS             PRIME BOND             QUALITY EQUITY
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
INVESTMENT INCOME:
  Dividends..............           $ 19                  --$                         $543                  --$
EXPENSES:
  Mortality and expense
   risk undertakings.....            (60)                       (56)                   (61)                      (62)
                                     ---                    -------                  -----                    ------
  Net investment income
   (loss)................            (41)                       (56)                   482                       (62)
                                     ---                    -------                  -----                    ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........             (6)                        (7)                     1                        (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             10                     (1,567)                   121                     1,420
                                     ---                    -------                  -----                    ------
    Net realized and
     unrealized gain
     (loss) on
     investments.........              4                     (1,574)                   122                     1,417
                                     ---                    -------                  -----                    ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....           $(37)                   $(1,630)                  $604                    $1,355
                                     ---                    -------                  -----                    ------
                                     ---                    -------                  -----                    ------


                               MERRILL LYNCH           NEUBERGER & BERMAN         NEUBERGER & BERMAN
                            SPECIAL VALUE FOCUS           AMT BALANCED               AMT PARTNERS
                            INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
                           ----------------------   ------------------------   ------------------------
INVESTMENT INCOME:
  Dividends..............        --$                         $1,882                     $1,243
EXPENSES:
  Mortality and expense
   risk undertakings.....              (57)                     (60)                       (59)
                                   -------                   ------                     ------
  Net investment income
   (loss)................              (57)                   1,822                      1,184
                                   -------                   ------                     ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on investment
   transactions..........              (10)                     (15)                       (14)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             (948)                    (727)                      (970)
                                   -------                   ------                     ------
    Net realized and
     unrealized gain
     (loss) on
     investments.........             (958)                    (742)                      (984)
                                   -------                   ------                     ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          $(1,015)                  $1,080                     $  200
                                   -------                   ------                     ------
                                   -------                   ------                     ------

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998

                                                        ALGER AMERICAN
                               ALGER AMERICAN               SMALL
                                   GROWTH               CAPITALIZATION           HARTFORD BOND
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------
OPERATIONS:
  Net investment income
   (loss)................          $ 1,708                  $ 1,317                  $   449
  Net realized gain
   (loss) on investment
   transactions..........                2                       (7)                       4
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            2,352                      122                      165
                                   -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            4,062                    1,432                      618
                                   -------                  -------                  -------
UNIT TRANSACTIONS:
  Premiums...............           10,000                   10,000                   10,000
  Other activity.........                1                        6                       (2)
                                   -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           10,001                   10,006                    9,998
                                   -------                  -------                  -------
  Total increase in net
   assets................           14,063                   11,438                   10,616
NET ASSETS:
  Beginning of year......        --                       --                       --
                                   -------                  -------                  -------
  End of year............          $14,063                  $11,438                  $10,616
                                   -------                  -------                  -------
                                   -------                  -------                  -------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                                                                                                          MERRILL LYNCH
                                                                                 MERRILL LYNCH              DEVELOPING
                              HARTFORD CAPITAL          MERRILL LYNCH             BASIC VALUE                CAPITAL
                                APPRECIATION          AMERICAN BALANCED              FOCUS                MARKETS FOCUS
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
OPERATIONS:
  Net investment income
   (loss)................          $   640                  $   (63)                 $   (62)                 $   (51)
  Net realized gain
   (loss) on investment
   transactions..........                7                        1                       (2)                     (17)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              601                    1,207                      559                   (2,588)
                                   -------                  -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            1,248                    1,145                      495                   (2,656)
                                   -------                  -------                  -------                  -------
UNIT TRANSACTIONS:
  Premiums...............           10,000                   10,000                   10,000                   10,000
  Other activity.........               (8)                       1                        4                       12
                                   -------                  -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            9,992                   10,001                   10,004                   10,012
                                   -------                  -------                  -------                  -------
  Total increase in net
   assets................           11,240                   11,146                   10,499                    7,356
NET ASSETS:
  Beginning of year......        --                       --                       --                       --
                                   -------                  -------                  -------                  -------
  End of year............          $11,240                  $11,146                  $10,499                  $ 7,356
                                   -------                  -------                  -------                  -------
                                   -------                  -------                  -------                  -------


                               MERRILL LYNCH            MERRILL LYNCH            MERRILL LYNCH
                                  DOMESTIC               GLOBAL BOND                 GLOBAL
                                MONEY MARKET                FOCUS                STRATEGY FOCUS
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------
OPERATIONS:
  Net investment income
   (loss)................          $   409                  $   440                  $   (44)
  Net realized gain
   (loss) on investment
   transactions..........        --                               2                       (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        --                             628                      674
                                   -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              409                    1,070                      628
                                   -------                  -------                  -------
UNIT TRANSACTIONS:
  Premiums...............           10,000                   10,000                   10,000
  Other activity.........               (4)                      (2)                       4
                                   -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            9,996                    9,998                   10,004
                                   -------                  -------                  -------
  Total increase in net
   assets................           10,405                   11,068                   10,632
NET ASSETS:
  Beginning of year......        --                       --                       --
                                   -------                  -------                  -------
  End of year............          $10,405                  $11,068                  $10,632
                                   -------                  -------                  -------
                                   -------                  -------                  -------

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, FEBRUARY 4, 1998, TO DECEMBER 31, 1998

                               MERRILL LYNCH
                               GLOBAL UTILITY           MERRILL LYNCH            MERRILL LYNCH            MERRILL LYNCH
                                   FOCUS               GOVERNMENT BOND        HIGH CURRENT INCOME           INDEX 500
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
OPERATIONS:
  Net investment income
   (loss)................          $   150                  $   433                  $   755                  $   (65)
  Net realized gain
   (loss) on investment
   transactions..........                3                        2                       (6)                       1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            1,972                      242                   (1,278)                   2,357
                                   -------                  -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            2,125                      677                     (529)                   2,293
                                   -------                  -------                  -------                  -------
UNIT TRANSACTIONS:
  Premiums...............           10,000                   10,000                   10,000                   10,000
  Other activity.........        --                              (2)                       3                        1
                                   -------                  -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           10,000                    9,998                   10,003                   10,001
                                   -------                  -------                  -------                  -------
  Total increase in net
   assets................           12,125                   10,675                    9,474                   12,294
NET ASSETS:
  Beginning of year......        --                       --                       --                       --
                                   -------                  -------                  -------                  -------
  End of year............          $12,125                  $10,675                  $ 9,474                  $12,294
                                   -------                  -------                  -------                  -------
                                   -------                  -------                  -------                  -------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                               MERRILL LYNCH            MERRILL LYNCH
                               INTERNATIONAL               NATURAL               MERRILL LYNCH            MERRILL LYNCH
                                EQUITY FOCUS           RESOURCES FOCUS             PRIME BOND             QUALITY EQUITY
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------   ----------------------   ----------------------   ----------------------
OPERATIONS:
  Net investment income
   (loss)................          $   (41)                 $   (56)                 $   482                  $   (62)
  Net realized gain
   (loss) on investment
   transactions..........               (6)                      (7)                       1                       (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               10                   (1,567)                     121                    1,420
                                   -------                  -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              (37)                  (1,630)                     604                    1,355
                                   -------                  -------                  -------                  -------
UNIT TRANSACTIONS:
  Premiums...............           10,000                   10,000                   10,000                   10,000
  Other activity.........              255                        6                       (1)                       5
                                   -------                  -------                  -------                  -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           10,255                   10,006                    9,999                   10,005
                                   -------                  -------                  -------                  -------
  Total increase in net
   assets................           10,218                    8,376                   10,603                   11,360
NET ASSETS:
  Beginning of year......        --                       --                       --                       --
                                   -------                  -------                  -------                  -------
  End of year............          $10,218                  $ 8,376                  $10,603                  $11,360
                                   -------                  -------                  -------                  -------
                                   -------                  -------                  -------                  -------


                               MERRILL LYNCH           NEUBERGER & BERMAN         NEUBERGER & BERMAN
                            SPECIAL VALUE FOCUS           AMT BALANCED               AMT PARTNERS
                            INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION
                           ----------------------   ------------------------   ------------------------
OPERATIONS:
  Net investment income
   (loss)................          $   (57)                  $ 1,822                    $ 1,184
  Net realized gain
   (loss) on investment
   transactions..........              (10)                      (15)                       (14)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             (948)                     (727)                      (970)
                                   -------                   -------                    -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (1,015)                    1,080                        200
                                   -------                   -------                    -------
UNIT TRANSACTIONS:
  Premiums...............           10,000                    10,000                     10,000
  Other activity.........                9                         3                          6
                                   -------                   -------                    -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           10,009                    10,003                     10,006
                                   -------                   -------                    -------
  Total increase in net
   assets................            8,994                    11,083                     10,206
NET ASSETS:
  Beginning of year......        --                        --                         --
                                   -------                   -------                    -------
  End of year............          $ 8,994                   $11,083                    $10,206
                                   -------                   -------                    -------
                                   -------                   -------                    -------

SA-14                                Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

                         ICMG REGISTERED VARIABLE LIFE
                       SEPARATE ACCOUNT ONE FUTUREVANTAGE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    ICMG Registered Variable Life Separate Account One FutureVantage (the Account) is a component of ICMG Registered Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-one portfolios. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend income is accrued as of the ex-dividend date.

    b) SECURITY VALUATION -- The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    a) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets.

    b) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for the cost of insurance, administrative fees, state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contractholders' accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         /s/ Arthur Andersen LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(F) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                                        PART C

OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)     Not Applicable.

     (c)(1)  Principal Underwriting Agreement.(1)

     (c)(2)  Form of Selling Agreements.(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f)     Certificate of Incorporation of Hartford(3) and Bylaws of
             Hartford.(1)

     (g)     Contracts of Reinsurance.

     (h)     Form of Participation Agreement.

     (i)     Not Applicable.

     (j)     Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)    Opinion and Consent of James M. Hedreen, FSA, MAAA.

     (m)    Not  Applicable.

     (n)    Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)    No financial statement will be omitted.

     (p)    Not Applicable.

     (q)    Memorandum describing transfer and redemption procedures.(1)

     (r)    Power of Attorney

     (s)    Organizational Chart

-------------------------------------

(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity
     Insurance Company filed with the Securities and   Exchange Commission on
     October 8, 1996.

(3) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 20, 1998.

Item 28.  Officers and Directors.



--------------------------------------------------------------------------------
NAME, AGE                POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen        Vice President
--------------------------------------------------------------------------------
Gregory A. Boyko         Senior Vice President, Director*
--------------------------------------------------------------------------------
Peter W. Cummins         Senior Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch         Vice President & Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin      Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy             Senior Vice President & Treasurer
--------------------------------------------------------------------------------
Lynda Godkin             Senior Vice President, General Counsel, and Corporate
                         Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady            Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce         Vice President
--------------------------------------------------------------------------------
Michael D. Keeler        Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner        Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra          Executive Vice President, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen     Vice President
--------------------------------------------------------------------------------
Craig R. Raymond         Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Lowndes A. Smith         President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski    Senior Vice President, Director*
--------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------------------------
  *  Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit (s).

Item 30:  Indemnification

      Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

      The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

      The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq. Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

      Additionally, the directors and officers of Hartford and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

      (a) HESCO acts as principal underwriter for the following investment companies:

           Hartford Life Insurance Company - Separate Account VL I
           Hartford Life Insurance Company - Separate  Account  VL II
           Hartford Life Insurance Company - ICMG Secular Trust
            Separate Account
           Hartford Life Insurance Company - ICMG Registered Variable
            Life Separate Account A
           Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate One


      (b)      Directors and Officers of HESCO


     Name and Principal                Positions and Offices
      Business Address                   With  Underwriter
     ------------------                ---------------------
     Lowndes A. Smith         President and Chief Executive Officer, Director
     Thomas M. Marra          Executive Vice President, Director
     Peter W. Cummins         Senior Vice President
     Lynda Godkin             Senior Vice President, General Counsel and
                              Corporate Secretary
     Richard J. Garrett       Vice President
     Donald A. Salama         Vice President
     Donald E. Waggaman, Jr.  Treasurer
     George R. Jay            Controller


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the day of April 12, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

*By: David T. Foy                                     *By: /s/Brian Lord
    -------------------------------------------------      -------------
    David T. Foy, Senior Vice President and Treasurer      Brian Lord
                                                           Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
    -------------
    David T. Foy, Senior Vice President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
 Director*
Lynda Godkin, Senior Vice President, General      *By: /s/ Brian Lord
 Counsel, & Corporate Secretary, Director*             --------------
Thomas M. Marra, Executive Vice                        Brian Lord
 President, Director *                                 Attorney-In-Fact
Lowndes A. Smith, President,
 Chief Executive Officer, Director *
David M. Znamierowski, Senior Vice President,     Dated: April 12, 1999
 Director*

                                    EXHIBIT INDEX


1.1       Form of Reinsurance Contract.

1.2       Form of Participation Agreement.

1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4       Opinion and Consent of Pauline Gyllenhamer, FSA, MAAA.

1.5       Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6       Financial Statements

1.7       Power of Attorney

1.8       Organizational Chart